Fiscal Year-End (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Policy Text Block [Abstract]
Fiscal Period	Fiscal Year-End The Company elected March 31st as its fiscal year ending date.

Fiscal Year-End The Company elected March 31 st as its fiscal year ending date.